Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2013	Dec. 31, 2012
EQUITY
Common shares, shares issued (in shares)	80,579,295	80,503,364
Common shares, shares outstanding (in shares)	80,579,295	80,503,364
Common shares, par value (in dollars per share)	$ 1.00	$ 1.00